Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2025 USD ($)
Cost [Member]
COST
Beginning balance	$ 190,792
Ending balance	253,086
CARRYING AMOUNT
Additions	69,916
Written-off	(8,854)
Translation adjustment	1,232
Cost [Member] | Leasehold improvements [Member]
COST
Beginning balance	48,493
Ending balance	67,424
CARRYING AMOUNT
Additions	18,613
Written-off
Translation adjustment	318
Cost [Member] | Warehouse equipment [Member]
COST
Beginning balance	72,253
Ending balance	114,227
CARRYING AMOUNT
Additions	50,331
Written-off	(8,854)
Translation adjustment	497
Cost [Member] | Furniture and fixtures [Member]
COST
Beginning balance	13,052
Ending balance	13,130
CARRYING AMOUNT
Additions
Written-off
Translation adjustment	78
Cost [Member] | Office equipment [Member]
COST
Beginning balance	4,559
Ending balance	4,586
CARRYING AMOUNT
Additions
Written-off
Translation adjustment	27
Cost [Member] | Motor vehicles [Member]
COST
Beginning balance
Ending balance
CARRYING AMOUNT
Additions
Written-off
Translation adjustment
Cost [Member] | Electronic equipment [Member]
COST
Beginning balance	52,435
Ending balance	53,719
CARRYING AMOUNT
Additions	972
Written-off
Translation adjustment	312
Depreciation and Impairment [Member]
COST
Beginning balance	(87,550)
Ending balance	(141,841)
CARRYING AMOUNT
Additions	(55,009)
Written-off	1,328
Translation adjustment	(610)
Depreciation and Impairment [Member] | Leasehold improvements [Member]
COST
Beginning balance	(24,455)
Ending balance	(44,668)
CARRYING AMOUNT
Additions	(20,035)
Written-off
Translation adjustment	(178)
Depreciation and Impairment [Member] | Warehouse equipment [Member]
COST
Beginning balance	(25,769)
Ending balance	(46,211)
CARRYING AMOUNT
Additions	(21,584)
Written-off	1,328
Translation adjustment	(186)
Depreciation and Impairment [Member] | Furniture and fixtures [Member]
COST
Beginning balance	(8,243)
Ending balance	(10,223)
CARRYING AMOUNT
Additions	(1,927)
Written-off
Translation adjustment	(53)
Depreciation and Impairment [Member] | Office equipment [Member]
COST
Beginning balance	(2,450)
Ending balance	(3,382)
CARRYING AMOUNT
Additions	(916)
Written-off
Translation adjustment	(16)
Depreciation and Impairment [Member] | Motor vehicles [Member]
COST
Beginning balance
Ending balance
CARRYING AMOUNT
Additions
Written-off
Translation adjustment
Depreciation and Impairment [Member] | Electronic equipment [Member]
COST
Beginning balance	(26,633)
Ending balance	(37,357)
CARRYING AMOUNT
Additions	(10,547)
Written-off
Translation adjustment	(177)
Carrying Amount [Member]
COST
Beginning balance	103,242
Ending balance	111,245
Carrying Amount [Member] | Leasehold improvements [Member]
COST
Beginning balance	24,038
Ending balance	22,756
Carrying Amount [Member] | Warehouse equipment [Member]
COST
Beginning balance	46,484
Ending balance	68,016
Carrying Amount [Member] | Furniture and fixtures [Member]
COST
Beginning balance	4,809
Ending balance	2,907
Carrying Amount [Member] | Office equipment [Member]
COST
Beginning balance	2,109
Ending balance	1,204
Carrying Amount [Member] | Motor vehicles [Member]
COST
Beginning balance
Ending balance
Carrying Amount [Member] | Electronic equipment [Member]
COST
Beginning balance	25,802
Ending balance	$ 16,362